INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2015, 2016 and 2017 are comprised of the following components:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Income before income taxes:
Domestic	¥62,214	¥96,497	¥85,858
Foreign	59,648	49,086	51,991

Total income before income taxes	¥121,862	¥145,583	¥137,849

Income taxes:
Current income taxes:
Domestic	¥29,924	¥36,363	¥19,720
Foreign	16,380	12,824	17,111

Total current income taxes	46,304	49,187	36,831

Deferred income taxes:
Domestic	(42,237)	(23,256)	(7,887)
Foreign	(7,508)	5,461	(502)

Total deferred income taxes	(49,745)	(17,795)	(8,389)

Total income taxes	¥(3,441)	¥31,392	¥28,442

Reconciliations between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Years ended March 31,
	2015	2016	2017
Japanese statutory income tax rate*	36.0%	33.0%	31.0%
Difference in statutory tax rates of foreign subsidiaries	(4.3)	(2.7)	(2.6)
Change in valuation allowance	(5.0)	3.5	(7.8)
Tax credit for research and development expenses	(4.2)	(3.4)	(2.5)
Uncertainty in income taxes	(0.4)	(0.3)	(0.3)
Tax rate change*	(26.0)	(12.1)	(0.0)
Impairment of goodwill	0.9	3.2	—
Other	0.2	0.4	2.8

Effective income tax rate	(2.8)%	21.6%	20.6%

*	Tax rate change in Japan for the year ended March 31, 2015:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No. 9 of 2015) enacted in Japan on March 31, 2015, a revised corporation tax rate was imposed from the annual reporting periods commencing on and after April 1, 2015. As a result of such amendments, the Japanese statutory income tax rate decreased to 33% for the year ended March 31, 2016 from 36% for the year ended March 31, 2015.

The effective Japanese statutory corporate tax rate of 36% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 33% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2015, and 32% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2016. Due mainly to the fact that Kyocera recognized reversal income taxes in the amount of ¥31,703 million after revaluating deferred tax assets and liabilities in line with the revision of the corporate tax rate, the effective tax rate decreased.

*	Tax rate change in Japan for the year ended March 31, 2016:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No. 15 of 2016) and “Partial Amendment of the Local Tax Act, etc.”(Law No. 13 of 2016) enacted on March 29, 2016 by the Diet of Japan, a revised corporation tax rate was imposed from the annual reporting periods commencing on and after April 1, 2016. As a result of such amendments, the Japanese statutory income tax rate decreased to 31% for the year ended March 31, 2017 from 33% for the year ended March 31, 2016.

The effective Japanese statutory corporate tax rate of 33% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 31% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2016, and 32% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 30% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2017, respectively. Kyocera recognized reversal income taxes in the amount of ¥17,638 million due to revaluation of deferred tax assets and liabilities in line with the revision of the corporate tax rate.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,712	¥1,328
Inventories	12,731	10,910
Provision for doubtful accounts and loss on bad debts	1,790	1,885
Accrued expenses	11,517	11,969
Employee benefits	27,779	22,858
Depreciation and amortization	36,967	36,857
Securities	1,146	1,786
Net operating losses and tax credit carry forwards	36,893	29,515
Other	6,913	8,730

Total gross deferred tax assets	137,448	125,838
Valuation allowance	(40,021)	(26,128)

Net deferred tax assets	¥97,427	¥99,710

Deferred tax liabilities:
Depreciation and amortization	¥8,932	¥9,011
Securities	303,032	295,533
Prepaid benefit cost	994	317
Other	3,874	3,744

Total deferred tax liabilities	¥316,832	¥308,605

Net deferred tax liabilities	¥(219,405)	¥(208,895)

Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets

Net deferred tax assets and liabilities at March 31, 2016 and 2017 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2016	2017
	(Yen in millions)
Other assets	¥51,815	¥49,964
Deferred income taxes—non-current liabilities	(271,220)	(258,859)

Net deferred tax liabilities	¥(219,405)	¥(208,895)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2015	2016	2017
	(Yen in millions)
Balance at beginning of year	¥39,496	¥33,005	¥40,021
Increase	3,452	9,108	2,029
Decrease	(9,954)	(1,443)	(14,631)
Other*	11	(649)	(1,291)

Balance at end of year	¥33,005	¥40,021	¥26,128

*	Other consists mainly of foreign currency translation adjustments.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2015	2016	2017
	(Yen in millions)
Balance at beginning of year	¥4,804	¥3,258	¥4,668
Increase—tax position in prior years	353	669	23
Increase—tax position in current year	806	2,380	1,388
Decrease—tax position in prior years	(784)	(455)	(41)
Settlements with taxing authorities	(1,804)	(677)	(1,451)
Lapse of statute of limitations	(117)	(507)	(105)

Balance at end of year	¥3,258	¥4,668	¥4,482